Pay vs Performance Disclosure	12 Months Ended
	Jun. 28, 2026 USD ($)	Jun. 29, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 25, 2023 USD ($)	Jun. 26, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following disclosure has been prepared in accordance with the pay versus performance disclosure requirements set forth in Item 402(v) of Regulation S-K under the Exchange Act, which requires the presentation of certain information about the relationship between the compensation of our NEOs and our performance. Amounts reported as “Compensation Actually Paid” differ from the compensation amounts disclosed elsewhere in this proxy statement and do not reflect the value of the compensation actually received by the NEOs, including our CEO, who serves as our principal executive officer (“PEO”). For information about how our executive compensation program seeks to align pay with performance, please refer to “ – Executive Compensation and Other Information – Compensation Discussion and Analysis” beginning on page 28.
Pay Versus Performance

Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(1)(2)	Value of Initial Fixed $100 Investment Based On: (3)		Net Income ($ in thousands)	Non-GAAP Operating Income as a Percentage of Revenue (%)(5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
2026	40,354,475	320,642,970	8,781,071	63,019,272	633	430	7,265,396	35.8
2025	28,298,161	14,697,241	8,377,096	7,038,953	161	179	5,358,217	32.3
2024	30,135,041	71,745,236	6,933,795	15,027,121	175	175	3,827,772	30.3
2023	18,310,099	35,457,770	4,654,089	8,924,931	99	111	4,510,931	30.7
2022	16,941,156	10,266,747	4,179,804	3,029,959	72	85	4,605,286	31.3

Company Selected Measure Name	non-GAAP operating income as a percentage of revenue
Named Executive Officers, Footnote	Timothy M. Archer was our CEO for each of the years presented. Our other NEOs, other than the CEO, during the years presented were as follows:
•FY 2026: Douglas R. Bettinger, Seshasayee (Sesha) Varadarajan, Neil J. Fernandes, and Vahid Vahedi
•FY 2025: Douglas R. Bettinger, Patrick J. Lord, Ava A. Harter, and Seshasayee (Sesha) Varadarajan
•FY 2024: Douglas R. Bettinger, Patrick J. Lord, Seshasayee (Sesha) Varadarajan, and Vahid Vahedi
•FY 2023: Douglas R. Bettinger, Patrick J. Lord, Vahid Vahedi, and Seshasayee (Sesha) Varadarajan
•FY 2022: Douglas R. Bettinger, Patrick J. Lord, Vahid Vahedi, and Seshasayee (Sesha) Varadarajan

Peer Group Issuers, Footnote	The peer group used is the PHLX Semiconductor Sector Total Return Index, which is the same peer group used in Part II, Item 5 of our Form 10-K.
PEO Total Compensation Amount	$ 40,354,475	$ 28,298,161	$ 30,135,041	$ 18,310,099	$ 16,941,156
PEO Actually Paid Compensation Amount	$ 320,642,970	14,697,241	71,745,236	35,457,770	10,266,747
Adjustment To PEO Compensation, Footnote	The following tables present the amounts deducted from and added to our CEO’s total compensation for each year, as well as the average amounts deducted from and added to the average of the total compensation for the other NEOs, other than the CEO, for each year, as reported in the Summary Compensation Table, in order to determine the “compensation actually paid” to our CEO and the average “compensation actually paid”to the other NEOs, in accordance with SEC rules. Neither our CEO nor the other NEOs participated in any defined benefit or actuarial pension plans (including supplemental plans) during the years presented, and no such plans are reported in the Summary Compensation Table. As a result, no information regarding deductions or additions related to pension plans is presented.
For purposes of these adjustments, the fair value of equity awards was determined as follows: (i) for service-based RSUs at fiscal year-end, using the closing price of the Company’s common stock on the last trading day preceding the fiscal year-end; (ii) for Market-based PRSUs at fiscal year-end, using a Monte Carlo simulation model with assumptions for expected volatility, risk-free interest rate, expected term and dividend yield determined as of the fiscal year-end; (iii) for service-based RSUs and Market-based PRSUs upon vesting, using the closing price of the Company’s common stock on the vesting date; (iv) for stock option awards at fiscal year-end, using a Black-Scholes option valuation model with assumptions for expected volatility, risk-free interest rate, expected term and dividend yield determined as of the fiscal year-end; and (v) for stock option awards upon vesting, using a Black-Scholes option valuation model with assumptions for expected volatility, risk-free interest rate, expected term and dividend yield determined as of the vesting date.

	CEO
Adjustments	FY 2026	FY 2025	FY 2024	FY 2023	FY 2022
Summary Compensation Table (SCT) Total	40,354,475	28,298,161	30,135,041	18,310,099	16,941,156
(Deduct): SCT “Stock Awards” column value	(33,539,410)	(24,101,123)	(19,847,946)	(11,291,907)	(10,079,176)
(Deduct): SCT “Option Awards” column value	—	—	(6,261,433)	(3,643,192)	(2,669,527)
Add: year-end fair value of equity awards granted in the fiscal year that are outstanding and unvested as of the fiscal year-end	57,296,009	33,443,663	26,917,750	18,979,835	11,041,230
Add (Deduct): year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the fiscal year-end	187,848,957	(7,464,817)	30,177,855	7,625,472	(7,109,304)
Add: vesting date fair value of equity awards granted and vested in the fiscal year	—	—	—	—	—
Add (Deduct): year-over-year change in fair value of equity awards granted in prior years that vested in the fiscal year	68,682,939	(15,478,643)	10,623,969	5,477,463	2,142,368
(Deduct): fair value as of prior year-end of equity awards granted in prior years that failed to vest in the fiscal year	—	—	—	—	—
Add: dollar value of dividends/earnings paid on equity awards in the fiscal year	—	—	—	—	—
Compensation Actually Paid	320,642,970	14,697,241	71,745,236	35,457,770	10,266,747

Non-PEO NEO Average Total Compensation Amount	$ 8,781,071	8,377,096	6,933,795	4,654,089	4,179,804
Non-PEO NEO Average Compensation Actually Paid Amount	$ 63,019,272	7,038,953	15,027,121	8,924,931	3,029,959
Adjustment to Non-PEO NEO Compensation Footnote	The following tables present the amounts deducted from and added to our CEO’s total compensation for each year, as well as the average amounts deducted from and added to the average of the total compensation for the other NEOs, other than the CEO, for each year, as reported in the Summary Compensation Table, in order to determine the “compensation actually paid” to our CEO and the average “compensation actually paid”to the other NEOs, in accordance with SEC rules. Neither our CEO nor the other NEOs participated in any defined benefit or actuarial pension plans (including supplemental plans) during the years presented, and no such plans are reported in the Summary Compensation Table. As a result, no information regarding deductions or additions related to pension plans is presented.
For purposes of these adjustments, the fair value of equity awards was determined as follows: (i) for service-based RSUs at fiscal year-end, using the closing price of the Company’s common stock on the last trading day preceding the fiscal year-end; (ii) for Market-based PRSUs at fiscal year-end, using a Monte Carlo simulation model with assumptions for expected volatility, risk-free interest rate, expected term and dividend yield determined as of the fiscal year-end; (iii) for service-based RSUs and Market-based PRSUs upon vesting, using the closing price of the Company’s common stock on the vesting date; (iv) for stock option awards at fiscal year-end, using a Black-Scholes option valuation model with assumptions for expected volatility, risk-free interest rate, expected term and dividend yield determined as of the fiscal year-end; and (v) for stock option awards upon vesting, using a Black-Scholes option valuation model with assumptions for expected volatility, risk-free interest rate, expected term and dividend yield determined as of the vesting date.

	Other NEOs (Average)
Adjustments	FY 2026	FY 2025	FY 2024	FY 2023	FY 2022
Summary Compensation Table (SCT) Total	8,781,071	8,377,096	6,933,795	4,654,089	4,179,804
(Deduct): SCT “Stock Awards” column value	(6,626,107)	(6,574,519)	(4,371,479)	(2,709,589)	(2,122,367)
(Deduct): SCT “Option Awards” column value	—	(129,498)	(1,160,663)	(737,158)	(510,227)
Add: year-end fair value of equity awards granted in the fiscal year that are outstanding and unvested as of the fiscal year-end	11,305,836	9,026,385	4,637,696	4,391,629	2,280,231
Add (Deduct): year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the fiscal year-end	36,511,493	(1,313,954)	6,531,859	1,681,231	(1,644,600)
Add: vesting date fair value of equity awards granted and vested in the fiscal year	—	117,447	—	—	—
Add (Deduct): year-over-year change in fair value of equity awards granted in prior years that vested in the fiscal year	13,046,979	(2,464,004)	2,455,913	1,644,729	847,118
(Deduct): fair value as of prior year-end of equity awards granted in prior years that failed to vest in the fiscal year	—	—	—	—	—
Add: dollar value of dividends/earnings paid on equity awards in the fiscal year	—	—	—	—	—
Compensation Actually Paid	63,019,272	7,038,953	15,027,121	8,924,931	3,029,959

Compensation Actually Paid vs. Total Shareholder Return	(1) Total shareholder return is calculated based on the value of an initial fixed investment of $100 on June 25, 2021 through the end of the listed fiscal year, and assuming dividends are reinvested.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	(2) Appendix A contains a reconciliation of non-GAAP operating income as a percentage of revenue to the results reported in our financial statements.
Total Shareholder Return Vs Peer Group	(1) Total shareholder return is calculated based on the value of an initial fixed investment of $100 on June 25, 2021 through the end of the listed fiscal year, and assuming dividends are reinvested.
Tabular List, Table

Non-GAAP operating income as a percentage of revenue (Company-Selected Measure)
Relative TSR (defined as the Company’s TSR relative to the TSR of the PHLX Semiconductor Sector Total Return Index)
Non-GAAP gross margin as a percentage of revenue

Total Shareholder Return Amount	$ 633	161	175	99	72
Peer Group Total Shareholder Return Amount	430	179	175	111	85
Net Income (Loss)	$ 7,265,396,000	$ 5,358,217,000	$ 3,827,772,000	$ 4,510,931,000	$ 4,605,286,000
Company Selected Measure Amount	35.8	32.3	30.3	30.7	31.3
PEO Name	Timothy M. Archer
Additional 402(v) Disclosure	Total shareholder return is calculated based on the value of an initial fixed investment of $100 on June 25, 2021 through the end of the listed fiscal year, and assuming dividends are reinvested.
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP operating income as a percentage of revenue (Company-Selected Measure)
Non-GAAP Measure Description	Appendix A contains a reconciliation of non-GAAP operating income as a percentage of revenue to the results reported in our financial statements.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR (defined as the Company’s TSR relative to the TSR of the PHLX Semiconductor Sector Total Return Index)
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP gross margin as a percentage of revenue
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 57,296,009	$ 33,443,663	$ 26,917,750	$ 18,979,835	$ 11,041,230
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,848,957	(7,464,817)	30,177,855	7,625,472	(7,109,304)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,682,939	(15,478,643)	10,623,969	5,477,463	2,142,368
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,539,410)	(24,101,123)	(19,847,946)	(11,291,907)	(10,079,176)
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(6,261,433)	(3,643,192)	(2,669,527)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,305,836	9,026,385	4,637,696	4,391,629	2,280,231
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,511,493	(1,313,954)	6,531,859	1,681,231	(1,644,600)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	117,447	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,046,979	(2,464,004)	2,455,913	1,644,729	847,118
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,626,107)	(6,574,519)	(4,371,479)	(2,709,589)	(2,122,367)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (129,498)	$ (1,160,663)	$ (737,158)	$ (510,227)